Investment Securities Securities in Continuous Loss Position (Details) (USD $) In Thousands	Sep. 30, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	$ (325)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	9,675
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(325)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	9,675
U.S Agency Securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(325)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	9,675
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(325)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	9,675
Agency Pass-Through Certificates
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	$ 0